Cash and Cash Equivalents and Marketable Securities	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents and Marketable Securities [Abstract]
Cash and cash equivalents and marketable securities
6.	Cash and cash equivalents and marketable securities

6.1.	Cash and cash equivalents

	Return	2023	2022
Cash and banks (a)	-	22,293	38,492
Selic Treasury Notes	CDI - 102% to 114%	112,185	93,557
Bank deposit certificates	CDI - 92% to 114%	228,889	303,444
Committed	CDI - 92% to 96.5%	15,980	-
Other titles	Fixed post - DI	4,490	-
		383,837	435,493

(a)	The Company has balances in foreign currencies in the amount of R$$19,738 (R$24,291 at June 30, 2022) on which did not bear any interest.

6.2.	Marketable securities

	Indexer	2023	2022
Selic Treasury Notes	Selic - 100%	-	2,485
Treasury Notes	IPCA + 4.85%	27,848	92,385
Other titles	Fixed post - 4.58%	357	-
Total current		28,205	94,870

Bank deposit certificates (a)	CDI - 95% to 100.25%	16,537	14,059
Securities pledged as guarantee (b)		5,043	5,521
Total noncurrent		21,580	19,580

(a)	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.

(b)	The amount refers to the suretyship letter contracted by the subsidiary Ombú, which was pledged as guarantee in a labor lawsuit. The object of the lawsuit, which is pending in Bolivia, is the payment of social security charges for outsourced employees.